FAIR VALUE MEASUREMENTS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair value, assets measured on recurring basis
Gain from modification		$ 1,453,891	$ 0
Releases of Recycled Shares as consideration for Forward Purchase Agreement modification		385,000	0
Derivative liabilities
Fair value, liabilities measured on recurring basis
Beginning balance	$ (4,229,478)
Change in fair value		(187,428)
Day one gain on issuance	(526,388)
Ending balance, December 31, 2024	395,619	4,229,478
Contingent consideration
Fair value, assets measured on recurring basis
Reclass out of Level 3		201,239
Fair value, liabilities measured on recurring basis
Beginning balance	(434,174)
Change in fair value		(59,723)
Ending balance, December 31, 2024	434,174	434,174
Convertible note
Fair value, liabilities measured on recurring basis
Beginning balance	(8,542,323)	(2,178,685)
Conversion to shares of Legacy ConnectM's common stock		3,779,223
Assumed from Business Combination		(3,680,000)
Additions	(5,456,000)	(4,940,000)
Change in fair value		(1,707,747)
Day one gain on issuance	(1,893,893)	134,886
Cash payments		50,000
Ending balance, December 31, 2024	7,006,545	8,542,323	$ 2,178,685
Forward purchase agreement
Fair value, assets measured on recurring basis
Beginning balance	1,471,000
Assumed from Business Combination		(27,189,660)
Change in fair value	$ (971,000)	(8,254,390)
Gain from modification		1,572,236
Releases of Recycled Shares as consideration for Forward Purchase Agreement modification		(385,000)
Cash payments		36,727,814
Less: cash received		(1,000,000)
Ending balance		$ 1,471,000